Warrants and Derivative Liabilities (Details 2) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2017	Feb. 16, 2018	Jan. 19, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			$ 823,037	$ 15,958,366	$ 823,037	$ 823,037	$ 1,231,129
Fair Value of Derivative Liabilities Issued				516,058	10,784,634	10,988,736	368,364
Change in Fair value of Derivative Liabilities				(5,151,124)	602,749	6,503,174	(767,198)
Reclassification of Derivatives to Equity				(144,375)	(2,118,581)	(2,356,581)	(9,258)
Fair Value of Derivative Liabilities				11,178,925	10,091,839	15,958,366	823,037
Less, noncurrent portion of derivative liabilities				(516,377)	0	(219,453)	(551,322)
Current balance of derivative liabilities				10,662,548	10,091,839	15,738,913	271,715
Series B Preferred Stock Conversion Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			6,715	0	6,715	6,715	118,821
Fair Value of Derivative Liabilities Issued					0	0	0
Change in Fair value of Derivative Liabilities					0	0	(102,848)
Reclassification of Derivatives to Equity					(6,715)	(6,715)	(9,258)
Fair Value of Derivative Liabilities					0	0	6,715
Series F Preferred Stock Put Option Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0		0	0	0
Fair Value of Derivative Liabilities Issued	$ 103,364						103,364
Change in Fair value of Derivative Liabilities							(103,364)
Reclassification of Derivatives to Equity							0
Fair Value of Derivative Liabilities							0
Series B - warrant liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			551,322	487,500	551,322	551,322	1,112,308
Fair Value of Derivative Liabilities Issued				0	0	0	0
Change in Fair value of Derivative Liabilities				(44,061)	1,231,820	1,476,044	(560,986)
Reclassification of Derivatives to Equity				(144,375)	(1,301,866)	(1,539,866)	0
Fair Value of Derivative Liabilities				299,064	481,276	487,500	551,322
Emerald Multi-Draw Credit Agreement - compound derivative liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	219,453	0	0
Fair Value of Derivative Liabilities Issued				516,058		204,102
Change in Fair value of Derivative Liabilities				(219,134)		15,351
Reclassification of Derivatives to Equity				0		0
Fair Value of Derivative Liabilities				516,377		219,453	0
Emerald Convertible Promissory Note - conversion liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			265,000	0	265,000	265,000	0
Fair Value of Derivative Liabilities Issued					360,000	360,000	265,000
Change in Fair value of Derivative Liabilities					185,000	185,000	0
Reclassification of Derivatives to Equity					(810,000)	(810,000)	0
Fair Value of Derivative Liabilities					0	0	265,000
Emerald Financing - Warrant Liability
Fair Value Of Derivative Liabilities [Roll Forward]
Fair Value of Derivative Liabilities			0	15,251,413	0	0
Fair Value of Derivative Liabilities Issued		$ 5,707,423	$ 4,717,211	0	10,424,634	10,424,634
Change in Fair value of Derivative Liabilities				(4,887,929)	(814,071)	4,826,779
Reclassification of Derivatives to Equity				0	0	0
Fair Value of Derivative Liabilities				$ 10,363,484	$ 9,610,563	$ 15,251,413	$ 0